Business Combinations	12 Months Ended
Aug. 31, 2019
Business Combinations
Business Combinations

4.   Business Combinations

During the years ended August 31, 2017, 2018 and 2019, the Group completed  seven,  ten and twenty-six acquisitions, respectively. These acquisitions are expected to strengthen the Group’s current market and to generate synergy with the Group’s organic business. The results of the acquired entities’ operations have been included in the Company's consolidated financial statements since their respective dates of acquisition.  The Group completed the valuation necessary to assess the fair value of the acquired assets and liabilities and the non-controlling interests, resulting from which the amounts of goodwill were determined and recognized as of the respective acquisition dates.

Goodwill arising from the business combinations, which are not tax deductible, are mainly attributable to synergies expected to be achieved from the acquisitions. Pro forma financial information of the acquirees are not presented as the effects of the acquisitions on the Group’s consolidated financial statements were not material.

(a)	Acquisition of Yuhan (Shanghai) Information Technology Co., Ltd. (“Yuhan”)

Yuhan provides offline English tutoring services under the brand, “FasTrack English”. FasTrack English offers English tutoring to students from three to twelve years old in one-to-two to one-to-fourteen teacher-to-student based classroom settings which aim to improve the comprehensive English capacities of young children.

In July 2017, the Group acquired 20% equity interest in Yuhan and the investment was accounted for under the equity method given the Group’s ability to exercise significant influence over the operations of Yuhan.  In January 2018, the Group entered into a share purchase agreement to purchase an additional 55.6% equity interest in Yuhan for cash consideration of RMB140,000  (US$19,569). The acquisition closed on January 2, 2018 when the Company obtained control of Yuhan holding in aggregate 75.6% of its equity interest.

The allocation of the purchase price as of the date of acquisition is summarized as follows:

	For the year ended August 31,
	2018	2018
	RMB	US$
Intangible assets (i) (Note 9)	97,870	13,680
Net tangible assets (ii)	(24,331)	(3,401)
Goodwill (Note 11)	161,001	22,504
Total fair value of purchase price allocation	234,540	32,783

Cash consideration	140,000	19,569
Fair value of ownership interests previously held in the acquiree	42,595	5,954
Fair value of non-controlling interest	51,945	7,260

(i)   The acquired intangible assets consisted of trademark, license use right, customer relationship, student base as well as franchise agreements. These intangible assets have estimated amortization periods of five to thirty years.

(ii)   Net tangible assets acquired primarily included cash and cash equivalent of RMB6,381  (US$892), short-term investment of RMB46,000  (US$6,430), prepayment and other current assets of RMB20,175  (US$2,820), property and equipment of RMB7,662  (US$1,071), accrued expenses and other current liabilities of RMB18,979  (US$2,653), deferred tax liabilities of RMB24,268  (US$3,392) and prepayments from customers of RMB62,668  (US$8,759) as of the date of acquisition.

A gain of RMB1,481 in relation to the revaluation of the previously held equity interest was recorded in other income, net in the consolidated statement of income for the year ended August 31, 2018. The fair value of the previously held equity interest was determined using an income approach. As Yuhan was a  private company, the fair value measurements for the non-controlling interest and previously held equity interest were estimated based on certain factors including discount rate, terminal growth rate, revenue growth rate, EBIT margin and adjustments for the lack of control or lack of marketability, as relevant, that market participants would consider when estimating the fair value of the noncontrolling interest and the previously held equity interest in Yuhan.

(b)	Acquisition of Tianjin Huaying

In September 2018, the Group entered into share purchase agreements to purchase an 100% equity interest in Tianjin Huaying Education Consulting Co., Ltd. and its subsidiaries and related party Tianjin Hedong Hua Ying Training School (“collectively refered to as “Tianjin Huaying”), under the common control of the same selling shareholder, having operated K-12 after-school education services in Tianjin, China for cash consideration of RMB144,000  (US$20,128) and contingent consideration of RMB86,316  (US$12,065), in total of RMB230,316  (US$32,193).  The acquisition closed on September 5, 2018 when the Company obtained control of 100% of Tianjin Huaying equity interest.

The allocation of the purchase price as of the date of acquisition is summarized as follows:

	For the year ended August 31,
	2019	2019
	RMB	US$
Intangible assets (i) (Note 9)	59,800	8,359
Net tangible assets (ii)	6,582	920
Deferred tax liabilities, net	(14,179)	(1,982)
Goodwill	178,113	24,896
Total fair value of purchase price allocation	230,316	32,193

Consideration	230,316	32,193
(i)	The acquired intangible assets consisted of trademark, customer relationship and franchise agreements. These intangible assets have estimated amortization periods of five to ten years.
(ii)

Net tangible assets acquired primarily included cash and cash equivalent of RMB16,917 (US$2,365), short-term investments of  RMB16,350 (US$2,285), prepayment and other current assets of RMB10,366 (US$1,449), property and equipment of RMB1,621 (US$227), accrued expenses and other current liabilities of RMB9,940 (US$1,389) and prepayments from customers of RMB28,732 (US$4,016) as of the date of acquisition.

The consideration comprised of RMB 144,000 in cash and RMB 86,316 of contingent consideration payable in cash. The contingent consideration is driven by the Tianjin Huaying’s net profit targets for the fiscal year ended August 31, 2019 and the fiscal year ending August 31, 2020. The Group determined the fair value of the contingent cash consideration as of the acquisition date and at August 31, 2019 with the assistance of an independent third party valuation firm based on the Company’s assessment of whether Tianjin Huaying will meet the aforementioned targets. The outstanding contingent consideration was recorded in the “Other non-current liabilities”.

The purchase price allocation for the acquisitions was based on a valuation determined by the Group with the assistance of an independent third-party valuation firm. The significant inputs used in the purchase price allocations were revenue growth rates, gross margin rates, weighted-average cost of capital, discount rate, and terminal values.

(c)   Other acquisitions

Other acquisitions that constitute business combinations are summarized as follows:

	For the years ended August 31,
	2018	2019	2019
	RMB	RMB	US$
Intangible assets (i) (Note 9)	11,540	20,700	2,893
Net tangible liabilities (ii)	(26,383)	(170,458)	(23,826)
Deferred tax liabilities, net	(2,885)	(3,947)	(552)
Goodwill	152,716	311,817	43,585
Total fair value of purchase price allocation	134,988	158,112	22,100
Cash consideration	110,885	143,740	20,091
Fair value of equity interests previously held in the acquirees	3,474	3,305	462
Fair value of non-controlling interests	20,629	11,067	1,547
(i)	The acquired intangible assets consisted of customer relationship, with estimated amortization periods of one to five years.
(ii)

In 2018 business acquisition, net tangible assets acquired primarily included cash and cash equivalent of RMB11,358  (US$1,588), prepayment and other current assets of RMB9,119  (US$1,275), property and equipment of RMB30,348  (US$4,242), accrued expenses and other current liabilities of RMB27,192  (US$3,801), deferred tax liabilities of RMB2,885 (US$403) and prepayments from customers of RMB49,268  (US$6,886) as of the date of acquisition. In 2019 business acquisition, net tangible assets acquired primarily included cash and cash equivalent of RMB17,898 (US$2,502), prepayment and other current assets of RMB14,561 (US$2,035), property and equipment of RMB7,225 (US$1,010), accrued expenses and other current liabilities of RMB23,038 (US$3,220)  and prepayments from customers of RMB187,103 (US$26,153) as of the date of acquisition.

In relation to the revaluation of previously held equity interests, the Group recognized gain of RMB2,521, RMB3,730 and RMB1,897 (US$265) in the consolidated income statements for the years ended August 31, 2017, 2018 and 2019, respectively, for the other acquisitions that constituted business combinations. As the acquirees are private companies, the fair value measurements for the non-controlling interest and previously held equity interest are estimated based on certain factors including discount rate, terminal growth rate, revenue growth rate, EBIT margin and adjustments for the lack of control and lack of marketability, as relevant, that market participants would consider when estimating the fair value of the noncontrolling interest and the previously held equity interest in acquirees.